UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
      [ ] is a restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Progeny 3, Inc.
Address:  601 Union Street, Suite 1450
          Seattle, WA 98101

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Eric Shapow
Title:  Chief Financial Officer
Phone:  206.654.3619

Signature, Place, and Date of Signing:

/s/ Eric Shapow             Seattle, Washington      February 13, 2012
----------------------      -------------------      -----------------
[Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             Form 13F SUMMARY PAGE
                                Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $176,767 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Column 1                    Column 2     Column 3    Column 4   Column 5                  Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE    SHRS/PRN       SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)     AMT         PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None


ISHARES TR                  HIGH YLD
                            CORP         464288513     26,444      295,700    SH         SOLE                  295,700
ISHARES INC                 MSCI BRIC
                            INDX         464286657     13,026      359,138    SH         SOLE                  359,138
VANGUARD INTL EQUITY        MSCI EMR
INDEX F                     MKT ETF      922042858     71,194    1,863,224    SH         SOLE                1,863,224
PROSHARES TR                PSHS SHRT
                            S&P500       74347R503     24,670      610,500    SH         SOLE                  610,500
SCHLUMBERGER LTD            COM          806857108        978       14,320    SH         SOLE                   14,320
MCDERMOTT INTL INC          COM          580037109      1,705      148,140    SH         SOLE                  148,140
PROCTER & GAMBLE CO         COM          742718109        648        9,720    SH         SOLE                    9,720
SKYWORKS SOLUTIONS INC      COM          83088M102        893       55,080    SH         SOLE                   55,080
KBR INC                     COM          48242W106      2,103       75,450    SH         SOLE                   75,450
MCDONALDS CORP              COM          580135101        461        4,590    SH         SOLE                    4,590
3M CO                       COM          88579Y101        653        7,990    SH         SOLE                    7,990
FLOWSERVE CORP              COM          34354P105      1,095       11,020    SH         SOLE                   11,020
AVON PRODS INC              COM          054303102        926       52,980    SH         SOLE                   52,980
SOUTHERN COPPER CORP DEL    COM          84265V105      1,671       55,380    SH         SOLE                   55,380
HEINZ H J CO                COM          423074103      2,351       43,510    SH         SOLE                   43,510
WESTERN DIGITAL CORP        COM          958102105      1,874       60,540    SH         SOLE                   60,540
TEXAS INSTRS INC            COM          882508104      1,657       56,930    SH         SOLE                   56,930
ANALOG DEVICES INC          COM          032654105        930       25,990    SH         SOLE                   25,990
CHEVRON CORP NEW            COM          166764100      2,343       22,020    SH         SOLE                   22,020
DIAMOND OFFSHORE
DRILLING IN                 COM          25271C102      2,272       41,120    SH         SOLE                   41,120
LAS VEGAS SANDS CORP        COM          517834107        270        6,320    SH         SOLE                    6,320
INTERNATIONAL FLAVORS&
FRAGRA                      COM          459506101        767       14,640    SH         SOLE                   14,640
AES CORP                    COM          00130H105      1,054       88,980    SH         SOLE                   88,980
CATERPILLAR INC DEL         COM          149123101        365        4,030    SH         SOLE                    4,030
MAXIM INTEGRATED PRODS INC  COM          57772K101      1,920       73,730    SH         SOLE                   73,730
QUALCOMM INC                COM          747525103      2,088       38,180    SH         SOLE                   38,180
INTEL CORP                  COM          458140100      2,813      116,010    SH         SOLE                  116,010
TRW AUTOMOTIVE HLDGS CORP   COM          87264S106      1,480       45,400    SH         SOLE                   45,400
PFIZER INC                  COM          717081103      2,229      102,990    SH         SOLE                  102,990
SPECTRA ENERGY CORP         COM          847560109        907       29,490    SH         SOLE                   29,490
COCA COLA CO                COM          191216100      1,639       23,430    SH         SOLE                   23,430
SANDISK CORP                COM          80004C101      3,340       67,880    SH         SOLE                   67,880
